CAPITAL STOCK AND RESERVES	12 Months Ended
Dec. 31, 2021
CAPITAL STOCK AND RESERVES
CAPITAL STOCK AND RESERVES
16.	CAPITAL STOCK AND RESERVES

Authorized – unlimited number of voting common shares without par value.

Private placements

On March 31, 2020, the Company closed the first tranche of a non-brokered private placement offering, whereby gross proceeds of $15,015,000 were raised by the issuance of 3,250,000 British Columbia super-flow-through shares at a price of $4.62 per flow-through share.

On April 15, 2020, the Company closed the second and final tranche of a non-brokered private placement offering, whereby gross proceeds of $18,247,000 were raised by the issuance of 1,443,228 British Columbia super-flow-through shares at a price of $4.62 per flow-through share and 2,756,856 National flow-through shares at $4.20 per flow-through share.

On October 2, 2020, pursuant to the acquisition of Eskay from Barrick (Note 9), Barrick was issued 5,625,000 units of the Company, with each unit comprised of one common share and one half of one common share purchase warrant. Each full warrant is exercisable to acquire one common share of the Company at an exercise price of $10.80 per common share for a period of 2 years from issuance. The warrants were valued using the Black-Scholes option pricing model and have a fair value of $11,326,000.

16.	CAPITAL STOCK AND RESERVES (continued)

Private placements (continued)

On November 17, 2020, the Company closed an overnight marketed public offering whereby gross proceeds of $46,000,000 were raised by the issuance of 4,893,617 common shares at a price of $9.40 per common share.

On December 22, 2020, the Company closed a non-brokered private placement offering whereby gross proceeds of $8,500,000 were raised by the issuance of 607,143 flow-through shares at a price of $14.00 per flow-through share.

On March 8, 2021, the Company closed the first tranche of a non-brokered private placement offering, whereby gross proceeds of $12,771,000 were raised by the issuance of 709,497 flow-through shares at a price of $18.00 per flow-through share.

On March 31, 2021, the Company closed the second tranche of a non-brokered private placement offering, whereby gross proceeds of $4,500,000 were raised by the issuance of 250,000 flow-through shares at a price of $18.00 per flow-through share.

On April 12, 2021, the Company closed the third tranche of a non-brokered private placement offering, whereby gross proceeds of $4,282,000 were raised by the issuance of 237,901 flow-through shares at a price of $18.00 per flow-through share.

On May 17, 2021, the Company closed the bought deal public offering, whereby gross proceeds of $57,500,000 which were raised by the issuance of 4,637,097 common shares at a price of $12.40 per common share.

On August 27, 2021, the Company closed a non-brokered private placement offering, whereby gross proceeds of $5,000,000 were raised by the issuance of 285,268 flow-through shares at a price of $17.53 per flow-through share.

On September 17, 2021, the Company closed a non-brokered private placement offering, whereby gross proceeds of $7,000,000 were raised by the issuance of 346,364 British Columbia super-flow-through shares and National flow-through shares at a price of $20.21 per flow-through share.

On November 5, 2021, the Company closed a non-brokered private placement offering, whereby gross proceeds of $10,000,000 were raised by the issuance of 621,119 flow-through shares at a price of $16.10 per flow-through share.

On December 23, 2021, the Company closed a non-brokered private placement offering, whereby gross proceeds of $30,907,000 were raised by the issuance of 1,471,739 flow-through shares at a price of $21.00 per flow-through share.

During the year ended December 31, 2021, the Company incurred share issuance costs of $3,225,000 (2020 - $3,853,000) and raised total gross proceeds of $131,960,000 (2020- $87,762,000).

16.	CAPITAL STOCK AND RESERVES (continued)

Tahltan Investment Rights

On April 16, 2021, the Company entered into an investment agreement with the Tahltan Central Government (“TCG”), pursuant to which TCG invested $5,000,000 into Skeena by purchasing 399,285 Tahltan Investment Rights (“Rights”) for approximately $12.52 per Right. Each Right will vest by converting into one common share upon the achievement of key Company and permitting milestones (“Milestones”), or over time, as follows:

●	119,785 Rights: earlier of Milestone 1 achievement or April 16, 2022;
●	119,785 Rights: earlier of Milestone 2 achievement or April 16, 2022;
●	79,857 Rights: earlier of Milestone 3 achievement or April 16, 2022; and
●	79,858 Rights: earlier of Milestone 4 achievement or April 16, 2024.

On July 19, 2021, Milestones 2 and 3 set forth within the agreement were met, resulting in the conversion of 199,642 Rights into 199,642 common shares of the Company valued at $2,500,000.

Equity incentive plans

The Company has a stock option plan and RSU plan under which the Company is authorized to grant stock options and RSU to executive officers and directors, employees, and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company.

Under the stock option plan, the exercise price of each option shall be greater than or equal to the market price of the Company’s stock on the date of grant. The options can be granted for a maximum term of 5 years and vest at the discretion of the Board of Directors.

Under the RSU plan, the number of RSU awarded and vesting conditions are at the discretion of the Board of Directors. At the election of the Board of Directors, upon each vesting date, participants receive: (a) a cash payment equal to the number of vested RSU multiplied by the 5-day volume-weighted average price of the common shares immediately preceding the vesting date; or (b) common shares equal to the number of RSU that vested.

Share-based payments

On January 17, 2020, the Company granted 735,000 incentive stock options to various directors, officers and employees of the Company. The options have a term of 5 years, expiring on January 17, 2025. All the options vest over a 24-month period with one third of the options vesting immediately, one third vesting after 12 months, and one third vesting after 24 months. Each option will allow the holder thereof to purchase one common share of the Company at a price of $4.16 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $1,322,000.

16.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

On January 17, 2020, the Company granted 48,074 RSU to certain officers and employees of the Company. The RSU were valued using the share price on the date of grant and had a fair value of $200,000. The RSU vested on January 17, 2022, resulting in the issuance of 48,074 common shares subsequent to year end (Note 21).

On May 8, 2020, the Company granted 1,050,000 incentive stock options to various directors, officers and employees of the Company. The options have a term of 5 years, expiring on May 8, 2025. All the options vest over a 24-month period, with one third of the options vesting immediately, one third vesting after 12 months, and one third vesting after 24 months. Each option will allow the holder thereof to purchase one common share of the Company at a price of $4.48 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $2,091,000.

On July 27, 2020, 75,000 incentive stock options were granted to a director of the Company. The options have a term of 5 years, expiring on July 27, 2025. The options vest over a 24-month period with one third of the options vesting immediately, one third after 12 months and one third after 24 months. Each option will allow the holder to purchase one common share in the Company at a price of $11.72 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $399,000.

On November 27, 2020, the Company granted 1,367,500 incentive stock options to various directors, officers and employees of the Company. The options have a term of 5 years, expiring on November 27, 2025. All the options vest over a 24-month period, with one third of the options vesting immediately, one third vesting after 12 months, and one third vesting after 24 months. Each option will allow the holder thereof to purchase one common share of the Company at a price of $10.08 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $6,378,000.

On June 25, 2021, the Company granted 2,592,322 incentive stock options to various directors, officers and employees of the Company. The options have a term of 5 years, expiring on June 25, 2026. All of the options vest over a 36-month period, with one third of the options vesting after 12 months, one third vesting after 24 months, and one third vesting after 36 months. Options granted to US citizens employed or acting as directors of the Company vest immediately. Each option will allow the holder thereof to purchase one common share of the Company at a price of $13.58 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $17,964,000.

On October 4, 2021, the Company granted 23,900 incentive stock options to a director and to an employee of the Company. The options have a term of 5 years, expiring on October 4, 2026. All the options vest over a 36-month period, with one third of the options vesting after 12 months, one third vesting after 24 months, and one third vesting after 36 months. Each option will allow the holder thereof to purchase one common share of the Company at a price of $12.52 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $154,000.

16.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

On October 4, 2021, the Company granted 8,000 RSU to a director of the Company. The RSU were valued using the share price on the date of grant and had a fair value of $100,000. The RSU will vest on October 4, 2023.

Share purchase warrant and stock option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate. Weighted average inputs used were as follows:

	Warrants		Stock Options
	2021	2020	2021	2020
Expected life (years)	—	2.0	3.1	3.0
Annualized volatility	—	72%	78%	72%
Dividend rate	—	0.00%	0.00%	0.00%
Risk-free interest rate	—	0.25%	0.65%	0.57%

Share purchase warrant, RSU and stock option transactions are summarized as follows:

	Warrants		RSU	Stock Options
		Weighted			Weighted
		Average			Average
	Number	Exercise Price	Number	Number	Exercise Price
Outstanding, December 31, 2019	2,490,627	$3.82	—	2,648,750	$2.32
Exercised	(1,401,862)	$3.97	—	(507,278)	$1.99
Expired	(1,088,765)	$3.61	—	—	—
Cancelled	—	—	—	(94,000)	$2.81
Issued/granted	2,812,500	$10.80	48,074	3,227,500	$6.95
Outstanding, December 31, 2020	2,812,500	$10.80	48,074	5,274,972	$5.16
Exercised	—	—	—	(2,448,237)	$3.39
Cancelled	—	—	—	(167,833)	$4.53
Granted	—	—	8,000	2,616,222	$13.57
Outstanding, December 31, 2021	2,812,500	$10.80	56,074	5,275,124	$10.18
Exercisable, December 31, 2021	2,812,500	$10.80	—	2,093,693	$9.21

The weighted average share price at the date of exercise of the stock options was $13.53 during the year ended December 31, 2021 (2020 – $7.32).

The weighted average remaining contractual life of the stock options during the year ended December 31, 2021 is 3.95 years (2020 – 3.84 years). The weighted average remaining contractual life of the warrants during the year ended December 31, 2021 is 0.75 years (2020 – 1.75 years).

16.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

As at December 31, 2021, incentive stock options and share purchase warrants were outstanding as follows:

		Exercise
	Number	Price	Expiry Date
Options	16,250	$4.00	January 31, 2022	(1)
	67,500	$3.08	January 15, 2023
	28,250	$1.64	April 15, 2024
	131,225	$1.80	August 7, 2024
	494,426	$4.16	January 17, 2025
	671,252	$4.48	May 8, 2025
	50,000	$11.72	July 27, 2025
	1,222,499	$10.08	November 27, 2025
	2,569,822	$13.58	June 25, 2026
	23,900	$12.52	October 4, 2026
	5,275,124	$10.18

Warrants	2,812,500	$10.80	October 2, 2022	(2)
	2,812,500	$10.80

(1)	Subsequent to year end, all of the options were exercised (Note 21).
(2)	Subsequent to year end, all of the warrants were exercised (Note 21).